Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENT

On September 20, 2024, the Company issued 4,000,000 units to the public at a price of $3.00 per unit. The gross proceeds of the offering, before deducting underwriting fees and other related expenses, was $12,000,000.

Each unit in such offering included: (1) one Class A Ordinary Share (or one pre-funded warrant to purchase one Class A Ordinary Share), (2) one Series A warrant, and (3) one Series B warrant. The pre-funded warrants may be exercised into Class A Ordinary Shares at the price of $0.0001 per share. For the Series A warrants, after issuance, one warrant can be exercised at $3.00 per Class A Ordinary Share initially, and, on the 16th calendar day after the closing date, each Series A warrant has the option of five Class A Ordinary shares, and the exercise price is adjusted to $0.60. For Series B warrant, the option is four Class A Ordinary shares with an exercise price of $0.0001.